Commitments and Contingencies - Additional Information - Petrojarl I (Detail) - USD ($) $ in Thousands	1 Months Ended	6 Months Ended
	Dec. 31, 2014	Jun. 30, 2015
Loss Contingencies [Line Items]
Payments made towards commitments	$ 30,211	$ 34,503
Petrojarl I FPSO [Member]
Loss Contingencies [Line Items]
Business acquisition, purchase price	57,000
Estimated cost of project	$ 231,000
Operating lease arrangement period, lessor		5 years
Payments made towards commitments		$ 30,300
Purchase obligation due (remainder of 2015)		116,300
Purchase obligation due in 2016		27,500
Secured long-term loan		$ 180,000